Financial risk exposure and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk exposure and risk management
Summary of maturity analysis of the Company's financial liabilities, and contractual obligations

		Less than one	One to three	After three
As at December 31, 2022	Total	year	years	years
Amounts payable and other liabilities	$11,320	$11,320	$—	$—
Lease obligation	1,917	277	525	1,115
Total contractual obligations	$13,237	$11,597	$525	$1,115

		Less than one	One to three	After three
As at December 31, 2021	Total	year	years	years
Amounts payable and other liabilities	$4,730	$4,730	$—	$—
Lease obligation	1,127	270	609	248
Total contractual obligations	$5,857	$5,000	$609	$248